Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Details) - USD ($)
$ in Thousands
	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Beginning balance, Equity				$ 347,354	$ 1,360,230		$ 1,360,230
Total transactions with owners of the company				8,073	6,059
Loss for the period	$ (124,314)	$ (1,270,326)	[1]	(1,681,564)	(1,262,551)	[1]
Other comprehensive income/(loss)	(6,996)	585,264	[1]	1,036,524	629,456	[1]
Total comprehensive (loss)/income	(131,310)	(685,062)	[1]	(645,040)	(633,095)	[1]
Ending balance, Equity	(289,613)	733,194	[2]	(289,613)	733,194	[2]	347,354
Accumulated losses
Beginning balance, Equity				(5,293,394)	(3,317,652)		(3,317,652)
Total transactions with owners of the company					867
Loss for the period				(1,674,397)	(1,256,191)	[2]
Total comprehensive (loss)/income				(1,674,397)	(1,256,191)	[2]
Ending balance, Equity	(6,967,791)	(4,572,976)	[2]	(6,967,791)	(4,572,976)	[2]	(5,293,394)
Other reserves
Beginning balance, Equity				8,430	(861,271)		(861,271)
Total transactions with owners of the company				3,680	(84,240)
Other comprehensive income/(loss)				1,064,171	613,848	[2]	950,855
Total comprehensive (loss)/income				1,064,171	613,848	[2]
Ending balance, Equity	$ 1,076,281	(331,663)	[2]	$ 1,076,281	(331,663)	[2]	8,430
As previously reported
Loss for the period		(1,248,283)			(1,240,508)
Other comprehensive income/(loss)		580,774			624,966
Total comprehensive (loss)/income		(667,509)			(615,542)
As previously reported | Accumulated losses
Beginning balance, Equity					(3,317,652)		(3,317,652)
Total transactions with owners of the company					867
Loss for the period					(1,234,148)
Total comprehensive (loss)/income					(1,234,148)
Ending balance, Equity		(4,550,933)			(4,550,933)
As previously reported | Other reserves
Beginning balance, Equity					(861,271)		$ (861,271)
Total transactions with owners of the company					(84,240)
Other comprehensive income/(loss)					609,358
Total comprehensive (loss)/income					609,358
Ending balance, Equity		(336,153)			(336,153)
Adjustments
Loss for the period		(22,043)			(22,043)
Other comprehensive income/(loss)		4,490			4,490
Total comprehensive (loss)/income		(17,553)			(17,553)
Adjustments | Accumulated losses
Loss for the period					(22,043)
Total comprehensive (loss)/income					(22,043)
Ending balance, Equity		(22,043)			(22,043)
Adjustments | Other reserves
Other comprehensive income/(loss)					4,490
Total comprehensive (loss)/income					4,490
Ending balance, Equity		$ 4,490			$ 4,490

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).